Changes in significant accounting policies - Summary of Impact Net of Tax of Transition To IFRS 9 On Retained Earnings (Detail) - RUB (₽) ₽ in Thousands	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	[1]
Disclosure Of Impact Net Of Tax Of Transition To IFRS 9 On Retained Earnings [Line Items]
Recognition of expected credit losses under IFRS 9 (net of tax)	₽ (2,935)
Retained earnings		₽ 1,587,697	₽ 1,302,981
Effect of overlay approach reclassification [member]
Disclosure Of Impact Net Of Tax Of Transition To IFRS 9 On Retained Earnings [Line Items]
Retained earnings	₽ (2,935)

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.